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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07111
Invesco Insured California Municipal Securities

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 07/31/10

Item 1. Schedule of Investments.

Invesco Insured California Municipal Securities
Quarterly Schedule of Portfolio Holdings July 31, 2010
invesco.com/us           MS-CE-ICAMS-QTR-1 07/10            Invesco Advisers, Inc.

Schedule of Investments
July 31, 2010
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—107.0%
California — 104.3%
Alameda County Joint Powers Authority, Ser 2008 (AGM Insd) (a)	5.00%	12/01/24	$235	$247,434
Alhambra Unified School District, Ser 2009 B (AGC Insd) (a)(b)	0.00	08/01/35	280	58,948
Alhambra Unified School District, Ser 2009 B (AGC Insd) (a)(b)	0.00	08/01/36	450	88,565
Alvord Unified School District, Ser 2008 A (AGM Insd) (a)	5.00	08/01/28	185	193,436
Anaheim Public Financing Authority, Electric System Ser 2007 A (NATL-RE Insd) (a)	4.50	10/01/37	1,000	959,210
Bay Area Toll Authority, San Francisco Bay Area Ser 2009 F-1 (c)	5.25	04/01/29	760	823,186
Bay Area Toll Authority, San Francisco Bay Area Ser 2009 F-1 (c)	5.25	04/01/26	680	753,270
Beverly Hills Unified School District, Election of 2008 Ser 2009 (b)	0.00	08/01/26	205	94,031
Beverly Hills Unified School District, Election of 2008 Ser 2009 (b)	0.00	08/01/32	430	134,861
California Health Facilities Financing Authority, Children’s Hospital, Ser 2010 A (AGM Insd) (a)	5.25	07/01/38	450	452,052
California Health Facilities Financing Authority, Scripps Memorial Hospital Ser 2010 A	5.00	11/15/36	250	251,460
California Infrastructure & Economic Development Bank, Bay Area Toll Bridges Seismic Retrofit 1st Lien Ser 2003 A (FGIC Insd) (ETM) (a)(d)	5.00	01/01/28	1,500	1,819,020
California Municipal Finance Authority, Community Hospitals Central California (COP)	5.00	02/01/19	250	252,070
California Pollution Control Financing Authority, San Jose Water Control Project Ser 2010	5.10	06/01/40	300	301,131
California State Department of Veterans Affairs, Home Purchase Ser 2002 A (AMBAC Insd) (a)	5.35	12/01/27	1,500	1,524,945
California State Public Works Board, Department of Mental Health Coaling Ser 2004 A	5.00	06/01/25	230	230,382
California State University, Ser 2005 A (AMBAC Insd) (a)	5.00	11/01/35	500	508,525
California Statewide Communities Development Authority, American Baptist Homes West Ser 2010	6.25	10/01/39	250	251,705
Campbell Union High School District, Election of 2006 Ser 2008 B (AGC Insd) (a)	5.00	08/01/35	590	605,252
City & County of San Francisco, City Buildings Ser 2007 A (COP) (NATL-RE & FGIC Insd) (a)	4.50	09/01/37	1,000	935,350
City & County of San Francisco, Laguna Honda Hospital Ser 2005 I (AGM Insd) (a)	5.00	06/15/30	1,360	1,398,474
City of Irvine, Limited Obligation Ser 85-7 A (AGM Insd) (a)(e)(f)	0.30	09/02/32	718	718,000
City of Los Angeles, Ser 2004 A (NATL-RE Insd) (a)	5.00	09/01/24	1,030	1,111,308
City of Redding, Electric System Ser 2008 A (COP) (AGM Insd) (a)	5.00	06/01/27	360	372,715
City of Riverside, Issue of 2008 D (AGM Insd) (a)	5.00	10/01/28	500	520,370
City of San Jose, Airport Ser 2001 (NATL-RE & FGIC Insd) (a)	5.00	03/01/25	1,000	1,003,340
City of Simi Valley, Public Financing Authority Ser 2004 (COP) (AMBAC Insd) (a)	5.00	09/01/30	1,000	1,010,990
Clovis Unified School District, Election of 2004 Ser A (NATL-RE & FGIC Insd) (a)(b)	0.00	08/01/29	105	34,972
Corona-Norco Unified School District, Election of 2006 Ser 2009 B (AGC Insd) (a)(b)	0.00	08/01/28	890	310,263
Dry Creek Joint Elementary School District, Election 2008 Ser 2009 E (b)	0.00	08/01/48	2,860	236,665
El Segundo Unified School District, Election of 2008 Ser 2009 A (b)	0.00	08/01/33	615	151,991
Fontana Unified School District, Ser 2008 B (AGM Insd) (a)(b)	0.00	02/01/33	1,055	262,400
Gilroy Unified School District, Election of 2008 Ser 2009 A (AGC Insd) (a)(b)	0.00	08/01/29	750	244,778
See accompanying notes which are an integral part of this schedule.
Invesco Insured California Municipal Securities

Schedule of Investments
July 31, 2010
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Golden State Tobacco Securitization Corp., Enhanced Asset-Backed Ser 2005 A (FGIC Insd) (a)	5.00%	06/01/38	$1,000	$933,130
Grossmont Union High School District, Ser 2006 (NATL-RE Insd) (a)(b)	0.00	08/01/24	775	365,707
Grossmont-Cuyamaca Community College District, Election of 2002 Ser 2008 C (AGC Insd) (a)(b)	0.00	08/01/30	775	242,482
Huntington Beach Union High School District, Ser 2004 (AGM Insd) (a)	5.00	08/01/26	1,280	1,337,510
Kern County Board of Education, Refg Ser 2006 A (COP) (NATL-RE Insd) (a)	5.00	06/01/31	1,110	1,111,598
Kern County Water Agency Improvement District No. 4, Ser 2008 A (COP) (AGC Insd) (a)	5.00	05/01/28	245	253,087
La Quinta Financing Authority, Local Agency Ser 2004 A (AMBAC Insd) (a)	5.25	09/01/24	1,100	1,116,082
Los Angeles County Metropolitan Transportation Authority, Ser 2005 A (AMBAC Insd) (a)	5.00	07/01/35	450	466,137
Los Angeles County Metropolitan Transportation Authority, Ser 2006 A (AGM Insd) (a)	4.50	07/01/29	500	510,535
Los Angeles Department of Airports, Los Angeles International Airport Ser A	5.00	05/15/35	250	255,323
Los Angeles Department of Water & Power, Ser 2001 A (AGM Insd) (a)	5.25	07/01/21	1,000	1,039,460
Los Angeles Municipal Improvement Corp., Police Headquarters Ser 2006 A (NATL-RE & FGIC Insd) (a)	4.75	01/01/31	800	791,208
Metropolitan Water District of Southern California, Ser 2009 B (c)	5.00	07/01/27	1,240	1,368,910
Moorpark Unified School District, Election of 2008 Ser 2009 A (AGC Insd) (a)(b)	0.00	08/01/31	2,000	557,000
Moreland School District, Ser 2014 C (AMBAC Insd) (a)(b)	0.00	08/01/29	315	96,525
Murrieta Valley Unified School District Public Financing Authority, Election of 2006 Ser 2008 (AGM Insd) (a)(b)	0.00	09/01/31	1,020	282,642
Murrieta Valley Unified School District Public Financing Authority, Election of 2006 Ser 2008 (AGM Insd) (a)(b)	0.00	09/01/33	820	196,726
Oakland Joint Powers Financing Authority, Oakland Administration Buildings Refg 2008 B (AGC Insd) (a)	5.00	08/01/26	235	244,828
Oxnard Financing Authority, Redwood Trunk Sewer & Headworks Ser 2004 A (NATL-RE & FGIC Insd) (a)	5.00	06/01/29	1,000	1,017,020
Patterson Joint Unified School District, Election of 2008 Ser 2009 B (AGM Insd) (a)(b)	0.00	03/01/49	3,920	311,483
Planada Elemantary School District, Ser 2009 B (AGC Insd) (a)(b)	0.00	07/01/49	2,095	170,219
Poway Unified School District, School Facilities Improvement District No. 07-1, 2008 Election Ser A (b)	0.00	08/01/30	790	245,935
Poway Unified School District, School Facilities Improvement District No. 07-1, 2008 Election Ser A (b)	0.00	08/01/31	730	212,634
Rancho Mirage Redevelopment Agency, Ser 2003 A (NATL-RE Insd) (a)	5.00	04/01/33	1,000	922,210
Rocklin Unified School District Community Facilities District, No. 2 Ser 2007 (NATL-RE Insd) (a)(b)	0.00	09/01/34	1,235	251,174
Rocklin Unified School District Community Facilities District, No. 2 Ser 2007 (NATL-RE Insd) (a)(b)	0.00	09/01/35	1,255	235,564
Rocklin Unified School District Community Facilities District, No. 2 Ser 2007 (NATL-RE Insd) (a)(b)	0.00	09/01/36	1,230	214,512
Rocklin Unified School District Community Facilities District, No. 2 Ser 2007 (NATL-RE Insd) (a)(b)	0.00	09/01/37	1,025	167,280
Roseville Joint Union High School District, Election of 2004 Ser 2007 C (AGM Insd) (a)(b)	0.00	08/01/25	675	298,728
See accompanying notes which are an integral part of this schedule.
Invesco Insured California Municipal Securities

Schedule of Investments
July 31, 2010
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Sacramento City Financing Authority, 1999 Solid Waste & Redevelopment (AMBAC Insd) (a)	5.75%	12/01/22	$180	$181,346
Sacramento Municipal Utility District, Election Ser U (AGM Insd) (a)	5.00	08/15/24	1,000	1,097,570
San Diego County Water Authority, Ser 2004 A (COP) (AGM Insd) (a)	5.00	05/01/29	700	724,465
San Francisco City & County Airports Commission, Ser 2010 F	5.00	05/01/40	500	500,535
San Francisco City & County Public Utilities Commission, Water Refg Ser A 2001 (AGM Insd) (a)	5.00	11/01/31	2,000	2,022,740
San Jose Evergreen Community College District, Election Ser 2008 B (AGM Insd) (a)(b)	0.00	09/01/32	1,000	256,960
School Facilities Financing Authority, Grant Joint Union High School District Ser 2008 A (AGM Insd) (a)(b)	0.00	08/01/33	1,870	437,861
Simi Valley Unified School District, Election of 2004 Ser 2007 C (AGM Insd) (a)(b)	0.00	08/01/28	480	159,346
Simi Valley Unified School District, Election of 2004 Ser 2007 C (AGM Insd) (a)(b)	0.00	08/01/30	380	107,859
Southern California Public Power Authority, Transmission Refg Ser 2002 A (AGM Insd) (a)	5.25	07/01/18	1,000	1,074,930
Turlock Irrigation District, Ser 2010 A	5.00	01/01/35	300	306,201
Tustin Unified School District, No. 2002-1 Election of 2002 Ser 2008 C (AGM Insd) (a)	5.00	06/01/28	250	263,395
Twin Rivers Unified School District, Ser 2009 (BANs) (b)	0.00	04/01/14	250	226,610
University of California, Ser 2007 A (NATL-RE Insd) (a)	4.50	05/15/37	1,000	931,450
University of California, Ser 2007 J (AGM Insd) (a)	4.50	05/15/31	1,000	1,006,780
University of California, Ser 2009 O	5.25	05/15/39	500	538,800
University of California, Ser 2009 W (c)(g)	5.00	05/15/34	1,435	1,497,437
Upland Unified School District, Election 2000 Ser 2001 B (AGM Insd) (a)	5.125	08/01/25	1,000	1,058,430
Val Verde Unified School District, Ser 2005 B (COP) (NATL-RE & FGIC Insd) (a)	5.00	01/01/30	675	625,887
Washington Unified School District-Yolo County, Ser 2004 A (NATL-RE & FGIC Insd) (a)	5.00	08/01/22	1,375	1,469,724
West Basin Municipal Water District, Refg Ser 2008 B (COP) (AGC Insd) (a)	5.00	08/01/27	245	257,270
Yosemite Community College District, Election of 2004 Ser 2008 C (AGM Insd) (a)(b)	0.00	08/01/25	570	260,040
Yosemite Community College District, Election of 2004 Ser 2008 C (AGM Insd) (a)(c)	5.00	08/01/32	2,515	2,603,855
Yucaipa Valley Water District, Ser 2004 A (COP) (NATL-RE Insd) (a)	5.25	09/01/24	1,000	1,016,470

				51,702,709

Guam—0.2%
Territory of Guam Section 30, Ser A	5.625	12/01/29	95	97,914

Puerto Rico—1.4%
Puerto Rico Electric Power Authority, Ser XX	5.25	07/01/40	200	202,072
Puerto Rico Sales Tax Financing Corp., Ser 2009 A	5.00	08/01/11	240	251,472
Puerto Rico Sales Tax Financing Corp., Ser 2010 C	5.00	08/01/35	250	248,060

				701,604

Virgin Islands—1.1%
Virgin Islands Public Finance Authority, Matching Fund Loan Diago A	6.625	10/01/29	240	270,453
Virgin Islands Public Finance Authority, Ser 2010 A	5.00	10/01/25	250	254,070

				524,523

Total Investments—107.0% (Cost $52,164,802)				53,026,750
Other Assets Less Liabilities—1.9%				947,074
Floating Rate Note and Dealer Trusts Obligations Related to Securities Held—(8.9)%
Notes with interest rates ranging from 0.16% to 0.27% at 07/31/10 and contractual maturities of collateral ranging from 04/01/26 to 05/15/34 (See Note 1E) (h)				(4,415,000)

Net Assets—100.0%				$49,558,824

See accompanying notes which are an integral part of this schedule.
Invesco Insured California Municipal Securities

Schedule of Investments
July 31, 2010
(Unaudited)

Investment Abbreviations:

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

BANs	Bond Anticipation Notes

COP	Certificates of Participation

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Co.

NATL-RE	National Public Finance Guarantee Corp.

Refg	Refunding

Ser	Series

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Capital appreciation bond.

(c)	Underlying security related to inverse floater entered into by the Fund. See Note 1E.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2010.

(f)	Security is considered a cash equivalent.

(g)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $955,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(h)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at July 31, 2010. At July 31, 2010, the Fund’s investments with a value of $7,046,658 are held by the Dealer Trusts and serve as collateral for the $4,415,000 in floating rate note and dealer trust obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Insured California Municipal Securities

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Insured California Municipal Securities

D.	Other Risks — The Fund may invest up to 20% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
     The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.
     Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
E.	Floating Rate Obligations Related to Securities Held — The Fund enters into transactions in which it transfers to Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund may enter into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “Floating rate note and dealer trust obligations” on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption “Interest and residual trust expenses” on the Statement of Operations. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
               The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$53,026,750	$—	$53,026,750

Invesco Insured California Municipal Securities

NOTE 3 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,002,835

Aggregate unrealized (depreciation) of investment securities	(1,141,201)

Net unrealized appreciation of investment securities	$861,634

Cost of investments for tax purposes is $52,165,116.
Invesco Insured California Municipal Securities

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Insured California Municipal Securities

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	September 29, 2010

By:	/s/ Philip A. Taylor

Sheri Morris
Principal Financial Officer

Date:	September 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.